TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
TAXATION
Schedule of reconciliation of the gross unrecognized tax benefits

Unrecognized tax
benefits
Balance as of January 1, 2024	$—
Additions based on tax positions related to the prior years	484,603
Additions based on tax positions related to the current year	169,931
Balance as of December 31, 2024	$654,534

Schedule of income taxes expense

	Year Ended
	2024	2023
Current expense:
Federal	$53,236	$47,727
State	4,238	7,112
Foreign	—	—
Total current expense:	57,474	54,839
Deferred (benefit) expense:
Federal	(9,353)	(6,912)
State	(4,847)	(536)
Foreign	(14,782)	(1,235)
Change in valuation allowance	14,782	1,235
Total deferred (benefit) expense:	(14,200)	(7,448)
Total income tax expense:	$43,274	$47,391

Schedule of difference between the income tax expense and the expected income taxes based on the statutory tax rate

	Year Ended
	2024	2023
Expected income tax recovery	$(66,998)	$(9,609)
Difference in foreign tax rates	(38,573)	(6,030)
State Taxes	(138)	6,576
Foreign exchange gain or loss	—	370
Asset impairment	24,138	1,327
Translation adjustment	1,088	(226)
Unrealized change in fair value of financial liabilities	—	(4,835)
Acquisition costs	873	872
Interest income inclusion	9,182	6,465
Amortization of debt premium	(68)	(815)
Uncertain tax positions	51,230	46,262
Nondeductible expenses	1,815	—
Other income	2,575	—
Loss on debt extinguishment	33,142	—
Amortization of debt financing cost related to warrants	3,992	—
Amortization of debt discount related to FV adjustments	1,229	—
Difference in deductibility of debt discount	425	—
Capital loss on settlement of intercompany debt	(8,704)	—
Restricted stock	—	731
Accrued tax penalties and interest	15,458	9,762
Change in state tax rates	(3,681)	(1,627)
Prior year adjustment	—	(2,201)
Valuation allowance	14,782	1,235
Other	1,507	(866)
	$43,274	$47,391

Schedule of components of deferred tax assets and liabilities

	Year Ended
	2024	2023
Deferred tax assets
Net operating losses	$10,208	$11,663
Share issuance costs	7,209	616
Share based compensation	344	210
Debt discount	424	—
Finance expenses	2,488	—
Inventory	666	2,032
Lease liabilities	6,242	1,170
Capital loss carryforward	8,704	—
Other assets	1,155	1,153
Total deferred tax assets	37,440	16,844

Deferred tax liabilities
Depreciation	(7,336)	(7,846)
Amortization	(52,668)	(63,320)
Debt financing costs	(3,382)	(584)
Other liabilities	(16)	(40)
Total deferred tax liabilities	(63,402)	(71,790)
Valuation allowance	(24,801)	(10,019)
Net deferred tax liability	$(50,763)	$(64,965)